Advances from the Federal Home Loan Bank (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank		$ 66,703
Federal home loan bank, advances, additional borrowing capacity	$ 63,100
Federal home loan bank, advances, pledged collateral which would enable us to borrow up amount	5,900
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank	$ 86,800	$ 64,700
Minimum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	2.11%	1.57%
Maximum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	2.41%	2.30%
Weighted Average [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	2.39%	2.03%